SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
9.	SHARE-BASED COMPENSATION PLAN
Equity Incentive Plan 2011

In 2011, the Board of Directors decided to establish an incentive plan involving a maximum of 400,000 restricted shares of which all shares were allocated among the management of the Company and the members of the Board of Directors.
On February 23, 2011, at a grant date fair value of $23.88 per share, 326,000 restricted shares were granted with a four-year cliff-vesting period.  On August 5, 2011, at a grant date fair value of $18.05 per share, 74,000 restricted shares were granted with a five-year cliff-vesting period.  The shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights.
In 2013 the Board of Directors amended the vesting requirements for 174,000 shares allocated under the 2011 Equity Incentive Plan and the vesting requirements were lifted. The lifting of the vesting requirements was in relation to the acquisition of Scandic American Shipping Ltd. This resulted in $1.1 million being charged to General and Administrative expense in the first quarter of 2013.
In 2014 we repurchased 10,000 restricted common shares outstanding.
As of December 31, 2015, the Company had repurchased from employees who have resigned from the manager a total of 33,000 restricted common shares and granted these amongst new members of management with a four-year cliff vesting period and various grant date fair values.
The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to restricted shares under the plan was $0.4 million, $1.1 million, and $2.1 million for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively.
As of December 31, 2015, unrecognized cost related to unvested shares aggregated to $0.3 million, which will be recognized over a weighted period of 2.1 years.
The tables below summarize the Company's restricted stock awards as of December 31, 2015:
	Restricted shares - Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2015	226,000	$22.00
Granted during the year	-	-
Vested during the year	(193,000)	24.08
Forfeited during the year	-	-
Non-vested at December 31, 2015	33,000	9.84

The total fair value of the shares vested in 2015 was $1.9 million, $0.0 million and $1.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.